UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 06718

Dreyfus Investment Grade Funds, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 7/31

Date of reporting period: July 1, 2016-June 30, 2017

Item 1. Proxy Voting Record

Dreyfus Investment Grade Funds, Inc.

================== Dreyfus Inflation Adjusted Securities Fund ==================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

	Ticker:	Security ID:	26200	T208
	Meeting Date: JUL 15, 2016	Meeting Type: Special
Record Date: JUN 10, 2016

#	Proposal		Mgt Rec		Vote Cast	Sponsor
1	Approve Change of Fundamental		For		For	Management
Investment Policy Regarding Industry
Concentration

==================== Dreyfus Intermediate Term Income Fund =====================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

	Ticker:	Security ID:	26200	T208
	Meeting Date: JUL 15, 2016	Meeting Type: Special
Record Date: JUN 10, 2016

#	Proposal		Mgt Rec		Vote Cast	Sponsor
1	Approve Change of Fundamental		For		For	Management
Investment Policy Regarding Industry
Concentration

======================== Dreyfus Short Term Income Fund ========================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

	Ticker:	Security ID:	26200	T208
	Meeting Date: JUL 15, 2016	Meeting Type: Special
Record Date: JUN 10, 2016

#	Proposal		Mgt Rec		Vote Cast	Sponsor
1	Approve Change of Fundamental		For		For	Management
Investment Policy Regarding Industry
Concentration

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 17, 2017